Basis of Accounting - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 01, 2021	Dec. 31, 2020
Basis of Preparation [Line Items]
Profit (loss)	€ (112,071)	€ (62,800)	€ (223,777)
Cash flows used in operations	(64,100)	(136,292)	(69,631)
Cash and cash equivalents	101,158	83,308	€ 113,865		€ 22,338
Positive total equity balance	149,789	169,150		€ 216,028
Capitalized development costs	66,408	€ 49,537
Wall Box Chargers, S.L.U. [Member]
Basis of Preparation [Line Items]
Profit (loss)	(112,071)
Retained earnings accumulated deficit	(420,195)
Cash and cash equivalents	101,158
Positive total equity balance	€ 149,811